Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Assets on consolidated balance sheets
Trading account assets		¥ 48,696,032	¥ 37,598,099
Loans		105,078,764	98,440,989
Total assets		294,895,707	276,741,152	¥ 272,173,200
Liabilities on the MHFG Group's balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Trading account liabilities		28,802,058	21,207,668
Total liabilities		283,417,654	266,191,227
Maximum exposure to loss		2,070,000	1,521,000
Unconsolidated VIEs
Assets on consolidated balance sheets
Total assets		7,955,000	5,823,000
Mizuho Financial Group, Inc. | Unconsolidated VIEs
Assets on consolidated balance sheets
Trading account assets		99,000	93,000
Investments		1,514,000	863,000
Loans		203,000	254,000
Total assets		1,815,000	1,210,000
Liabilities on the MHFG Group's balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Trading account liabilities		3,000	3,000
Total liabilities		3,000	3,000
Maximum exposure to loss	[1]	¥ 2,070,000	¥ 1,521,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.